CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Operating and formation costs	$ 318,126	$ 779,783
Loss from operations	(318,126)	(779,783)
Other income (expense):
Interest earned on marketable securities held in Trust Account	4,341	9,721
Transaction costs incurred in connection with warrant		(241,311)
Change in fair value of warrants	1,379,166	442,500
Total other income, net	1,383,507	210,910
Net income (loss)	$ 1,065,381	$ (568,873)
Class A common stock
Other income (expense):
Weighted average shares outstanding, basic	28,750,000	24,642,857
Weighted average shares outstanding, diluted	28,750,000	24,642,857
Basic net income (loss) per share	$ 0.03	$ (0.02)
Diluted net income (loss) per share	$ 0.03	$ (0.02)
Class B common stock
Other income (expense):
Weighted average shares outstanding, basic	7,187,500	7,053,571
Weighted average shares outstanding, diluted	7,187,500	7,053,571
Basic net income (loss) per share	$ 0.03	$ (0.02)
Diluted net income (loss) per share	$ 0.03	$ (0.02)